COLUMBIA INTERNATIONAL STOCK FUND

                                  (THE "FUND")

                           CLASS A, B, C AND D SHARES

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 1, 2004


The Annual Fund Operating Expenses table on page 7 of the prospectus is amended as follows:

Footnote (8) is revised in its entirety to read as follows:

(8) The Fund's advisor has agreed to waive 0.11%, 0.75% and 0.75% of transfer agency fees for Class B, C and D shares, respectively. If these waivers were reflected in the table, other expenses for Class B, C and D shares would be 1.16%, 0.70% and 0.70%, respectively, and total annual fund operating expenses for Class B, C and D shares would be 3.06%, 2.60% and 2.60%, respectively, taking into account the management fee waiver discussed in footnote 10. The advisor has agreed to keep this arrangement in place through May 2004. Thereafter, this arrangement may be modified or terminated by the advisor at any time.


Footnote (10) is added next to "Management fee (%)" in the table. Footnote (10) reads in its entirety as follows:

(10) Effective January 1, 2004, the Fund's advisor has voluntarily agreed to waive a portion of the management fee. If this waiver were reflected in the table, the management fee would be 0.90% and the total annual fund operating expenses for Class A, B, C and D shares would be 2.14%, 3.06%, 2.60% and 2.60%, respectively, taking into account the transfer agency fee waivers for Class B, C and D shares discussed in footnote 8. This arrangement may be modified or terminated by the advisor at any time.



115-36/786Q-0104                                                 January 9, 2004

                        COLUMBIA INTERNATIONAL STOCK FUND

                                  (THE "FUND")

                                 CLASS Z SHARES

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 1, 2004


The Annual Fund Operating Expenses table on page 7 of the prospectus is amended as follows:

Footnote (5) is revised in its entirety to read as follows:

(5) The Fund's advisor has agreed to waive 0.12% of transfer agency fees. If this waiver were reflected in the table, other expenses would be 0.42% and total annual fund operating expenses would be 1.32%, taking into account the management fee waiver discussed in footnote 6. The advisor has agreed to keep this arrangement in place through May 2004. Thereafter, this arrangement may be modified or terminated by the advisor at any time.


Footnote (6) is added next to "Management fee (%)" in the table. Footnote (6) reads in its entirety as follows:

(6) Effective January 1, 2004, the Fund's advisor has voluntarily agreed to waive a portion of the management fee. If this waiver were reflected in the table, the management fee would be 0.90% and the total annual fund operating expenses would be 1.32%, taking into account the transfer agency fee waiver discussed in footnote 5. This arrangement may be modified or terminated by the advisor at any time.



115-36/787Q-0104                                                 January 9, 2004